Investments Accounted for Using the Equity Method - Joint ventures Additional Information (Details) $ in Thousands					1 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 22, 2022 USD ($)	May 13, 2022 CLP ($)	May 13, 2022 USD ($)	Feb. 28, 2022 CLP ($) shares	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 CLP ($) item	Dec. 31, 2022 USD ($) item	Oct. 28, 2021 CLP ($)
Disclosure Of Other Provisions [Line Items]
Other financial assets						$ 11,602,385	$ 59,827,640
Number of buses acquired | item							991	991
Increases other than from business combinations						737,010,157	$ 1,012,882,679
Cash flows from the loss of control of subsidiaries or other businesses						520,086,080	1,234,493,876
Issued capital						$ 3,882,103,470	$ 3,882,103,470
Sociedad de Inversiones K Cuatro SpA and Suministradora de Buses K Cuatro SpA. [Member]
Disclosure Of Other Provisions [Line Items]
Cash flows from the loss of control of subsidiaries or other businesses	$ 14,821,848,000	$ 14,840,706
Percentage of proceeds from sale of interest in subsidiary Percentage	50.00%	50.00%
Sociedad De Inversiones K Cuatro S.P.A [Member]
Disclosure Of Other Provisions [Line Items]
Percentage of equity interests acquired					50.00%				10.00%
Shares Acquired, Number | shares					400
Shares Acquired, Value					$ 259,393
Other financial assets									$ 31,632
Suministradora De Buses K Cuatro Spa [Member]
Disclosure Of Other Provisions [Line Items]
Increases other than from business combinations			$ 58,769,207	$ 63,500,000				$ 364,000,000
Suministradora De Buses K Cuatro Spa [Member] | Enel X Chile SpA [Member]
Disclosure Of Other Provisions [Line Items]
Increases other than from business combinations			$ 29,384,103	$ 31,500,000